Inventories (Tables)	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Inventory

	06/30/2025	12/31/2024
Finished goods
Pulp
Domestic	763,294	801,623
Foreign	2,019,265	1,510,985
Paper
Domestic	689,290	561,409
Foreign	498,150	362,027
Work in process	132,929	135,380
Raw materials
Wood	2,207,955	2,287,406
Operating supplies and packaging	1,046,818	1,098,894
Spare parts and other	1,358,700	1,302,534

(-) Expected losses	(97,165)	(97,934)
	8,619,236	7,962,324

Schedule Of Changes In Provisions For Inventory Losses

	06/30/2025	12/31/2024
Opening balance	(97,934)	(95,053)
Additions	(18,301)	(83,705)
Reversals	4,507	6,352
Write-offs	14,563	74,472
Closing balance	(97,165)	(97,934)